Exceptional items (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unusual Or Infrequent Item1 [Line Items]
Investigation of strategic opportunities	€ 0.0	€ 0.0	€ 18.8
Expenses From Supply Chain Reconfiguration, Restructuring Activities	(3.6)	1.2	14.0
Findus Group integration costs	3.5	10.4	15.1
Costs related to transactions	0.0	0.0	3.2
Costs related to long-term management incentive plans	1.6	0.0	0.0
Goodfella's Pizza and Aunt Bessie's Integration Related Costs	12.5	8.3	0.0
Factory Optimization	5.7	1.6	0.0
Settlement of legacy matters	(9.2)	(3.8)	(5.6)
Remeasurement of indemnification assets	44.0	0.0	(8.3)
Adjustments For Exceptional Items	€ 54.5	€ 17.7	€ 37.2